CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012
Class A Authorized: Unlimited
Issued and outstanding	75,522,411	72,211,473
Equity Units
Issued and outstanding	500,236	500,236